Prepaid Expenses and Other Current Assets (Details) - Schedule of Prepaid Expenses and Other Current Assets - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Tax recoverable	¥ 8,909,126
Deposits	1,675,632	5,824,379
Loan receivable due from a third party	4,000,000	3,101,910
Prepaid expense	228,477	523,039
Other receivables	101,249	68,998
Total	¥ 14,914,484	¥ 9,518,326